Segment Information	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION
8.	SEGMENT INFORMATION

As discussed in the Annual Financial Statements, the chief operating decision maker makes resources allocation decisions based on internal management functions and assesses the Group’s business performance as one integrated business instead of by separate business lines or geographical regions. Accordingly, the Group has only one operating segment and therefore, no segment information is presented.

Disaggregated revenue data by geographical region in terms of the location where the services are provided or the customers based within the operating segment is as follows:

	Periods ended June 30,
In thousands of USD	2025	2024
Singapore	4,768	5,439
United States	118,126	134,600
Bhutan	34,222	43,563
Norway	33,052	35,133
Finland	21,966	-
Ethiopia	7,409	-
Others	6,167	-
Total	225,710	218,735

Selected assets of mining rigs, property, plant and equipment, investment properties, right-of-use assets and intangible assets by geographical region within the operating segment is as follows:

In thousands of USD	At June 30, 2025	At December 31, 2024
Singapore	118,643	120,765
United States	306,549	150,352
Bhutan	210,926	133,425
Norway	122,512	97,388
Ethiopia	4,978	-
Others	2,957	2
Total	766,565	501,932